DRY DOCK	12 Months Ended
Dec. 31, 2015
DRY DOCK [Abstract]
DRY DOCK
3.	DRY DOCK

The capitalized amounts in dry dock at December 31, 2015 and 2014 were as follows:

	At December 31,
	2015	2014

Original book value	$27,760	$40,363
Accumulated amortization	(17,479)	(26,812)
Net book value	$10,281	$13,551

For the years ended December 31, 2015, 2014 and 2013, amortization expense was $9,860, $7,493 and $3,409, respectively.